                                                                 -------------------------
                                  UNITED STATES                        OMB APPROVAL
                        SECURITIES AND EXCHANGE COMMISSION       -------------------------
                              Washington, D.C. 20549             OMB Number:     3235-0456
                                                                 Expires:  August 31, 2003
                                    FORM 24F-2                   Estimated average burden
                         ANNUAL NOTICE OF SECURITIES SOLD        hours per response......1
                              PURSUANT TO RULE 24F-2             -------------------------

  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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1.     Name and address of issuer:

       SBL Variable Annuity Account III
       One Security Benefit Place
       Topeka, Kansas 66636-0001
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2.     The name of each series or class of securities for which this Form is filed (If the
       Form is being filed for all series and classes of securities  of the issuer,  check
       the box but do not list series or classes):                                     |X|

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3.     Investment Company Act File Number:  811-03166

       Securities Act File Number:  002-71599
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4(a).  Last day of fiscal year for which this Form is filed:

       December 31, 2002
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4(b).  |_|  Check box if this Form  is being filed  late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE:  IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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4(c).  |_|  Check box if this is the last time the issuer will be filing this Form.
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5.     Calculation of registration fee:

          (i)  Aggregate sale price of securities
               sold during the fiscal year pursuant
               to section 24(f):                                            $    2,156,988
                                                                             -------------

         (ii)  Aggregate price of securities
               redeemed or repurchased during
               the fiscal year:                          $    3,147,106
                                                          -------------

        (iii)  Aggregate price of securities
               redeemed or repurchased during
               any PRIOR fiscal year ending no
               earlier than October 11, 1995
               that were not previously used to
               reduce registration fees payable
               to the Commission:                        $   10,403,234
                                                          -------------

         (iv)  Total available redemption credits
               [add items 5(ii) and 5(iii)]:                               -$   13,550,3400
                                                                             -------------

          (v)  Net sales - if Item 5(i) is greater
               than Item 5(iv) [subtract Item 5(iv)
               from Item 5(i)]:                                             $            0
                                                                             -------------

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         (vi)  Redemption credits available for
               use in future years - if Item 5(i)
               is less than Item 5(iv) [subtract
               Item 5(iv) from Item 5(i)]:               $(11,393,352)
                                                          -------------
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        (vii)  Multiplier for determining
               registration fee (See Instruction
               C.9):                                                        x      .000081
                                                                             -------------

       (viii)  Registration fee due [multiply
               Item 5(v) by Item 5(vii)]
               (enter "0" if no fee is due):                               =$            0
                                                                             =============
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6.     Prepaid Shares

       If the response to item 5(i) was  determined  by deducting an amount of  securities that were registered  under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2],  then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other  units that were  registered  pursuant to rule 24e-2 remaining  unsold at the end of the  fiscal  year for which this form is filed that are available for use by the issuer in future fiscal years,  then state that number here: __________.
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7.     Interest due - if this Form is being filed
       more than 90 days after the end of the
       issuer's fiscal year (see Instruction D):                           +$            0
                                                                             -------------
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8.     Total of the amount of the registration
       fee due plus any interest due [line 5(viii)
       plus line 7]:                                                       =$            0
                                                                             =============
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9.     Date the  registration  fee and any interest  payment was sent to the  Commission's lockbox depository:

       Method of Delivery:
            |_|  Wire Transfer
            |_|  Mail or other means
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                                        SIGNATURES

This report has been signed below by the following  persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                           AMY J. LEE
                         -----------------------------------------------------------------

                                          Amy J. Lee, Assistant Secretary
                         -----------------------------------------------------------------

Date        March 25, 2003
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  *Please print the name and title of the signing officer below the signature.